UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02527

Deutsche DWS Money Funds
(formerly Deutsche Money Funds)

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-250-2500

Date of fiscal year end: 07/31

Date of reporting period: 7/1/17-6/30/18

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02527
Reporting Period: 07/01/2017 - 06/30/2018
Deutsche DWS Money Funds

====================== DWS Money Market Prime Series (formerly, Deutsche Money Market Prime Series) ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Money Funds

By (Signature and Title) /s/Hepsen Uzcan
                                  Hepsen Uzcan, Chief Executive Officer and President

Date 8/15/18